Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 18, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options exercised			(19,773)	(19,773)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Options granted	1,500,000
Weighted Average Exercise Price, Ending	$ 92.70
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		787,000
Weighted Average Exercise Price, Beginning		$ 25.80
Weighted Average Remaining Contractual Life (Years), Outstanding		5 years 11 months 26 days		5 years 9 months 25 days
Aggregate Intrinsic Value, Outstanding, Beginning		$ 3
Number of Options Outstanding, Options granted		209,000
Weighted Average Exercise Price, Options granted		$ 1.90
Number of Options Outstanding, Options exercised
Weighted Average Exercise Price, Options exercised
Number of Options Outstanding, Options forfeited or cancelled		(90,000)
Weighted Average Exercise Price, Options forfeited or cancelled		$ 42.03
Number of Options Outstanding, Ending		906,000		787,000
Weighted Average Exercise Price, Ending		$ 18.90		$ 25.80
Aggregate Intrinsic Value, Outstanding, Ending		$ 4		$ 3
Number of Options Outstanding, Exercisable, Ending		659,000
Weighted Average Exercise Price, Exercisable, Ending		$ 19.94
Weighted Average Remaining Contractual Life (Years), Exercisable		4 years 9 months 14 days
Aggregate Intrinsic Value, Exercisable, Ending
2019 Plan and 2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		787,000	996,000	996,000
Weighted Average Exercise Price, Beginning		$ 25.80	$ 26.70	$ 26.70
Weighted Average Remaining Contractual Life (Years), Outstanding				5 years 9 months 25 days	7 years 5 months 23 days
Aggregate Intrinsic Value, Outstanding, Beginning		$ 2,639	$ 4,840	$ 4,840
Number of Options Outstanding, Options granted				62,000
Weighted Average Exercise Price, Options granted				$ 46.70
Number of Options Outstanding, Options exercised				(218,000)
Weighted Average Exercise Price, Options exercised				$ 20.10
Number of Options Outstanding, Options forfeited or cancelled				(53,000)
Weighted Average Exercise Price, Options forfeited or cancelled				$ 30.10
Number of Options Outstanding, Ending				787,000	996,000
Weighted Average Exercise Price, Ending				$ 25.80	$ 26.70
Aggregate Intrinsic Value, Outstanding, Ending				$ 2,639	$ 4,840
Number of Options Outstanding, Exercisable, Ending				621,000
Weighted Average Exercise Price, Exercisable, Ending				$ 19.60
Weighted Average Remaining Contractual Life (Years), Exercisable				5 years 1 month 28 days
Aggregate Intrinsic Value, Exercisable, Ending				$ 2,637